Taxation - Tax Loss Carryforwards and Corresponding Jurisdictions (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 104,947
Argentina | 2020
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	499
Argentina | 2021
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	157
Argentina | 2022
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	29,873
Argentina | 2023
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	1,204
Argentina | 2024
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	73,213
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	93,253
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	5,667
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 19,209